Financial Risk and Capital Management - Additional Information (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Gearing ratio, which is calculated as interest-bearing borrowings / (interest-bearing borrowings + total equity)	25.20%	27.30%